Income Taxes - Summary of Temporary Difference, Unused Tax Losses And Unused Tax Credits (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in OCI	SFr 0	SFr 29
Recognized in profit or loss	(4,977)	(820)
Opening balance	1,737	0
Business combination		1,239
Recognized in OCI		(29)
Recognized in profit or loss	(1,242)	527
Closing balance	495	1,737
Opening balance	25,504	4,309
Business combination		21,488
Recognized in profit or loss	(4,768)	(293)
Closing balance	20,736	25,504
Opening balance	25,504	4,309
Business combination		21,488
Recognized in profit or loss	(4,768)	(293)
Closing balance	20,736	25,504
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	1,206	0
Business combination		615
Recognized in OCI	0	0
Recognized in profit or loss	(711)	591
Closing balance	495	1,206
Opening balance	19,000
Closing balance	22,000	19,000
Defined benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	247	0
Business combination		272
Recognized in OCI	0	(29)
Recognized in profit or loss	(247)	4
Closing balance	0	247
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	280	0
Business combination		309
Recognized in OCI	0	0
Recognized in profit or loss	(280)	(29)
Closing balance	0	280
Leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	4	0
Business combination		3
Recognized in OCI	0	0
Recognized in profit or loss	(4)	1
Closing balance	0	4
Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	SFr 0	0
Business combination		40
Recognized in OCI		0
Recognized in profit or loss		(40)
Closing balance		SFr 0